Harbor International Equity ETF Expense Example - Harbor International Equity ETF - Harbor International Equity ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	$ 255